**Paras Madho**
*Manager*
*Securities Operations*

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

1-32657

05060605

OCT 2 7 2005

October 27, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
OCT 3 1 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NABORS INDUSTRIES LTD., Common Shares, par value $.001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 27, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho